CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Current assets
Cash and cash equivalents	₪ 137,466	$ 37,901	[1]	₪ 150,607
Financial assets at fair value through profit or loss	102,163	28,167	[1]	116,762
Trade receivables, Net	160,379	44,218	[1]	165,838
Other receivables and prepaid expenses	10,164	2,802		4,956
Inventories, Net	62,475	17,225	[1]	71,929
Current tax assets	9,497	2,618	[1]	3,117
Total current assets	482,144	132,931	[1]	513,209
Non-current assets
Consolidated cost	122,222	33,698	[1]	99,216
Less -accumulated depreciation	55,636	15,339	[1]	51,533
Property, plant, and equipment	66,586	18,359	[1]	47,683
Right of use assets, net	2,124	586	[1]	3,391
Financial assets at fair value through profit or loss	46,143	12,722	[1]	44,113
Goodwill	36	10	[1]	36
Total non-current assets	114,889	31,677	[1]	95,223
Total assets	597,033	164,608	[1]	608,432
Current liabilities
Current maturities of lease liabilities	1,512	417	[1]	2,194
Trade payables	21,622	5,961	[1]	24,842
Employees Benefits	4,193	1,156	[1]	3,756
Other payables and accrued expenses	10,854	2,993	[1]	11,836
Total current liabilities	38,181	10,527	[1]	42,628
Non-current liabilities
Lease liabilities	694	191	[1]	1,284
Deferred taxes	4,868	1,342	[1]	4,198
Retirement benefit obligation	1,055	291		878
Total non-current liabilities	6,617	1,824	[1]	6,360
Shareholders' equity
Share capital	1,490	411	[1]	1,490
Additional paid in capital	172,589	47,585	[1]	171,550
Re-measurement of the net liability in respect of defined benefit	(154)	(42)	[1]	(195)
Capital fund	247	68	[1]	247
Retained earnings	378,691	104,408	[1]	386,980
Treasury shares	(628)	(173)	[1]	(628)
Equity attributable to Shareholders of the Company	552,235	152,257	[1]	559,444
Total equity and liabilities	₪ 597,033	$ 164,608	[1]	₪ 608,432

[1]	Convenience Translation into US Dollars.